Investment Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investment Income [line items]
Dividend income	€ 102	€ 80	€ 87
Equity securities [member]
Disclosure of Investment Income [line items]
Realised gains/losses on disposal of equity securities		48	€ 236
Visa europe limited [member] | Equity securities [member]
Disclosure of Investment Income [line items]
Realised gains/losses on disposal of equity securities		€ 163